Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 666.7	£ 1,153.5
Payments due to vendors (earnout agreements) (note 20)	(253.8)	(414.7)	£ (630.7)
Ending balance	498.3	666.7
At Fair Value [member] | Level 1 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0.4
Ending balance		0.4
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	128.1
Ending balance	42.2	128.1
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(21.2)	(14.2)
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		8.4
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(1.5)	(2.6)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1.4	1.3
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(242.0)	(258.1)
Losses recognised in other comprehensive income	(19.4)	34.5
Exchange adjustments	11.7	1.1
Additions	(38.6)	(43.5)
Cancellations	9.7	2.2
Transfer to disposal group classified as held for sale	31.0
Settlements	20.8	21.8
Ending balance	(226.8)	(242.0)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	538.2	820.3
Gains recognised in the income statement	9.1	61.1
Losses recognised in other comprehensive income	(55.4)	(140.6)
Additions	18.2	35.0
Disposals	(53.4)	(237.3)
Reclassifications from other investments to interests in associates		(0.3)
Transfer To Disposal Group Classified As Held For Sale	(0.6)
Ending balance	456.1	538.2
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 20)	(253.8)	(414.7)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(226.8)	(242.0)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	255.7	319.2
Ending balance		255.7
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	219.0
Ending balance	£ 200.4	£ 219.0